The Company’s Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
The Company’s Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

The Company’s Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

The Company maintains practices regarding the timing of equity-based compensation grants to executive officers, though it does not have a formal written policy governing such grants. The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.

During fiscal 2025, the Company awarded options to certain of our Named Executive Officers in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K disclosing material nonpublic information and ending one business day after the filing or furnishing of such report with the SEC. The following table provides information concerning each such award:

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date for fair value of the award (e)(1)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day immediately following the disclosure of material nonpublic information

(%)(f)

Michael Pruitt	9/8/2025	90,000	18.50	713,817	77.1
Kathleen Weisberg	9/8/2025	45,000	18.50	356,909	77.1

(1) Amounts reported represent the aggregate grant date fair value of awards granted without regards to forfeitures, computed in accordance with ASC 718. This amount does not reflect the actual economic value realized by the Named Executive Officers.

The purpose of these grants was to retain the Named Executive Officers to assist in the execution of the Company’s new digital asset treasury strategy (as described in the Form 8-K filed with the SEC on September 8, 2025 and to align the interests of the Named Executive Officers with the new shareholders of the Company. The strike price of the options granted is $18.50, which requires the NEOs to pay the same amount as the purchase price paid by the new shareholders in the 2025 PIPE.